UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended:  December 31, 2009

Institutional Investment Manager Filing this Report:

Name: 	Siphron Capital Management
Address:	280 South Beverly Drive, suite 412
	Beverly Hills, CA 90212

13F File Number:  28-3316

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report:

Name:	Melissa S. Sohn
Title:	Operations Manager
Phone:	310-858-7281
Signature, Place, and Date of Signing:

Melissa S. Sohn   Beverly Hills, California	February 12, 2010

Report Type (Check only one) :

[X]      13F HOLDINGS REPORT.

[ ]      13F NOTICE.

[ ]      13F COMBINATION REPORT.




I AM SIGNING THIS REPORT AS REQUIRED BY
THE SECURITIES EXCHANGE ACT OF 1934.






FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  47

Form 13F Information Table Value Total:  169376

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Form 13F INFORMATION TABLE
				     	     VALUE     QUANTITY  SH/	PUT/	INV	OTH	VTG
NAME OF ISSUER		CLASS	CUSIP	   (x$1,000)   OF SHARES PRN	CALL	DSCRN	MGR	AUT
Accenture Corp.		COM	G1150G111	67	2,500	SH	NA	SOLE	NA	SOLE
Adobe Systems		COM	00724F101	3,936	96,930	SH	NA	SOLE	NA	SOLE
Altera Corp.		COM	021441100	51	3,500	SH	NA	SOLE	NA	SOLE
Amgen Inc.		COM	031162100	6,363	60,010	SH	NA	SOLE	NA	SOLE
Anadarko		COM	032511107	4,556	98,080	SH	NA	SOLE	NA	SOLE
Ansys Inc.		COM	03662Q105	64	2,400	SH	NA	SOLE	NA	SOLE
Apple Inc.		COM	037833100	6,844	27,700	SH	NA	SOLE	NA	SOLE
Autodesk, Inc.		COM	052769106	56	232,750	SH	NA	SOLE	NA	SOLE
BMC Software		COM	055921100	7,423	2,100	SH	NA	SOLE	NA	SOLE
Becton, Dickinson	COM	075887109	6,104	85,970	SH	NA	SOLE	NA	SOLE
Bristol-Myers Squibb	COM	110122108	5,840	218,850	SH	NA	SOLE	NA	SOLE
Campbell Soup		COM	134429109	23	183,450	SH	NA	SOLE	NA	SOLE
Cisco Systems		COM	17275R102	7,426	270,300	SH	NA	SOLE	NA	SOLE
Costco Cos. Inc Com	COM	22160K105	7,046	89,980	SH	NA	SOLE	NA	SOLE
EBAY, Inc.		COM	278642103	7,818	3,800	SH	NA	SOLE	NA	SOLE
EMC Corp.		COM	268648102	6,342	238,400	SH	NA	SOLE	NA	SOLE
Fiserv Inc.		COM	337738108	66	1,400	SH	NA	SOLE	NA	SOLE
Freeport-McMoran	COM	35671D857	4,994	80,990	SH	NA	SOLE	NA	SOLE
General Electric Co.	COM	369604103	48	279,400	SH	NA	SOLE	NA	SOLE
Gilead Sciences Inc.	COM	375558103	4,528	1,000	SH	NA	SOLE	NA	SOLE
Google, Inc.		COM	38259P508	38	7,235	SH	NA	SOLE	NA	SOLE
Hewlett-Packard Co.	COM	428236103	5,701	2,000	SH	NA	SOLE	NA	SOLE
I Shares S&P 500 Index	COM	464287200	47	44,250	SH	NA	SOLE	NA	SOLE
ITT Corporation		COM	450911102	4,329	107,230	SH	NA	SOLE	NA	SOLE
Int'l Business Machines	COM	459200101	71	39,440	SH	NA	SOLE	NA	SOLE
Intel Corp.		COM	458140100	6,930	263,400	SH	NA	SOLE	NA	SOLE
Intuit, Inc.		COM	461202103	8,131	116,430	SH	NA	SOLE	NA	SOLE
Johnson & Johnson	COM	478160104	6,417	76,820	SH	NA	SOLE	NA	SOLE
Kraft Foods Inc.	COM	50075N104	4,085	205,600	SH	NA	SOLE	NA	SOLE
Lauder Estee Cos Inc.	COM	518439104	5,792	129,970	SH	NA	SOLE	NA	SOLE
Linear Technology	COM	535678106	6,696	2,800	SH	NA	SOLE	NA	SOLE
McAfee Inc		COM	579064106	5,980	1,500	SH	NA	SOLE	NA	SOLE
McDonald's Corp.	COM	580135101	50	105,020	SH	NA	SOLE	NA	SOLE
Medtronic Inc.		COM	585055106	61	122,890	SH	NA	SOLE	NA	SOLE
Microchip Tech.		COM	595017104	5,605	167,950	SH	NA	SOLE	NA	SOLE
Microsoft Corp.		COM	594918104	5,634	163,150	SH	NA	SOLE	NA	SOLE
NIKE, Inc. 'B'		COM	654106103	5,482	80,900	SH	NA	SOLE	NA	SOLE
Netapp Inc.		COM	64120L104	5,179	3,300	SH	NA	SOLE	NA	SOLE
Netflix			COM	64110L106	5,487	1,200	SH	NA	SOLE	NA	SOLE
Oracle			COM	68389X105	59	4,400	SH	NA	SOLE	NA	SOLE
PepsiCo, Inc.		COM	713448108	77	89,250	SH	NA	SOLE	NA	SOLE
Qualcomm Inc. COM	COM	747525103	6,479	1,400	SH	NA	SOLE	NA	SOLE
Texas Instruments	COM	882508104	63	3,000	SH	NA	SOLE	NA	SOLE
Travelers Cos. Inc. 	COM	89417E109	5,679	62,030	SH	NA	SOLE	NA	SOLE
United Parcel Service	COM	911312106	47	80,010	SH	NA	SOLE	NA	SOLE
Visa Inc.		COM	92826C839	5,642	67,250	SH	NA	SOLE	NA	SOLE
Wal-Mart Stores		COM	931142103	4,084	116,790	SH	NA	SOLE	NA	SOLE

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